SELECTED STATEMENTS OF PROFIT OR LOSS DATA (Details) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
SELECTED STATEMENTS OF PROFIT OR LOSS DATA
Cost of revenue	$ 8,479,000	$ 7,859,000	$ 4,596,000
Research and development	11,507,000	10,217,000	7,822,000
Selling and marketing	14,384,000	12,749,000	8,774,000
General and administrative	12,407,000	9,645,000	6,273,000
Labor
SELECTED STATEMENTS OF PROFIT OR LOSS DATA
Cost of revenue	4,145,000	4,163,000	2,307,000
Research and development	8,976,000	8,809,000	6,828,000
Selling and marketing	7,569,000	5,170,000	4,953,000
General and administrative	4,974,000	4,716,000	3,821,000
D&O insurance
SELECTED STATEMENTS OF PROFIT OR LOSS DATA
General and administrative	1,623,000	95,000	73,000
Promotion
SELECTED STATEMENTS OF PROFIT OR LOSS DATA
Cost of revenue			35,000
Credit card fees
SELECTED STATEMENTS OF PROFIT OR LOSS DATA
Cost of revenue	1,045,000	1,209,000	1,182,000
Servers
SELECTED STATEMENTS OF PROFIT OR LOSS DATA
Cost of revenue	996,000	874,000	651,000
Research and development	285,000	295,000	257,000
Software
SELECTED STATEMENTS OF PROFIT OR LOSS DATA
Research and development	228,000	222,000	199,000
Selling and marketing	360,000	185,000	165,000
General and administrative	665,000	494,000	233,000
Marketing and Promotion
SELECTED STATEMENTS OF PROFIT OR LOSS DATA
Selling and marketing	320,000	2,621,000	1,952,000
Digital Advertising
SELECTED STATEMENTS OF PROFIT OR LOSS DATA
Selling and marketing	1,990,000	2,276,000	535,000
Services and tools
SELECTED STATEMENTS OF PROFIT OR LOSS DATA
Cost of revenue	194,000	284,000	169,000
Travel
SELECTED STATEMENTS OF PROFIT OR LOSS DATA
Cost of revenue	66,000	52,000	10,000
Research and development	53,000	114,000	25,000
Selling and marketing	473,000	243,000	78,000
General and administrative	180,000	147,000	30,000
Rent and related
SELECTED STATEMENTS OF PROFIT OR LOSS DATA
General and administrative	681,000	682,000	373,000
Consulting
SELECTED STATEMENTS OF PROFIT OR LOSS DATA
General and administrative	2,497,000	2,312,000	516,000
Office expenses
SELECTED STATEMENTS OF PROFIT OR LOSS DATA
General and administrative	608,000	492,000	145,000
Communication and PR
SELECTED STATEMENTS OF PROFIT OR LOSS DATA
Selling and marketing	25,000	12,000	21,000
Depreciation & Amortization
SELECTED STATEMENTS OF PROFIT OR LOSS DATA
Cost of revenue	1,180,000	920,000	107,000
Research and development	374,000	387,000	296,000
Selling and marketing	1,074	980	536
General and administrative	163,000	126,000	159,000
Share-based compensation
SELECTED STATEMENTS OF PROFIT OR LOSS DATA
Cost of revenue	692,000	290,000	98,000
Research and development	1,337,000	349,000	184,000
Selling and marketing	1,336,000	524,000	348,000
General and administrative	2,061,000	743,000	305,000
Trade shows
SELECTED STATEMENTS OF PROFIT OR LOSS DATA
Selling and marketing	306,000	181,000	10,000
Revenue share
SELECTED STATEMENTS OF PROFIT OR LOSS DATA
Selling and marketing	187,000	147,000
Web site
SELECTED STATEMENTS OF PROFIT OR LOSS DATA
Selling and marketing	108,000	156,000	53,000
Bad debt
SELECTED STATEMENTS OF PROFIT OR LOSS DATA
General and administrative	384,000	227,000	55,000
Changes in the fair value of contingent consideration
SELECTED STATEMENTS OF PROFIT OR LOSS DATA
General and administrative	(1,583,000)	(935,000)
Other
SELECTED STATEMENTS OF PROFIT OR LOSS DATA
Cost of revenue	161,000	67,000	37,000
Research and development	254,000	41,000	33,000
Selling and marketing	636,000	254,000	123,000
General and administrative	$ 154,000	$ 546,000	$ 563,000